Notes on the consolidated cash flow statement	6 Months Ended
Jun. 30, 2018
Disclosure Of Consolidated Cash Flow Statement [Abstract]
Notes on the consolidated cash flow statement
Notes on the Consolidated Statements of Cash Flow

The unaudited condensed interim consolidated statement of cash flows was prepared in accordance with IAS 7 and shows the inflow and outflow of cash flows during the reporting period. Cash flows are broken down into cash flows from operating activities, cash flows from investing activities and cash flows from financing activities. The cash flows arising from operating activities are determined by using the indirect method according to IAS 7.18 (b).